Fair Value Option - Additional Information (Detail) $ in Thousands	Dec. 31, 2023 USD ($) Loans	Dec. 31, 2022 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of financial instruments more than one day past due	$ 1,345
Corporate Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of financial instruments more than one day past due	$ 1,345	$ 0
Corporate Loans | Not In Non Accrual Status [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Number of loans for which fair value option was elected past due | Loans	2
Loans and Receivables
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of financial instruments more than one day past due	$ 0	0
Fair value of financial instruments with non-accrual status	$ 0	$ 0